Annual Total Returns[BarChart] - Victory RS Value Fund - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(11.08%)	13.83%	37.68%	11.60%	(6.18%)	10.92%	17.41%	(10.75%)	31.35%	(2.59%)